RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
RELATED PARTY TRANSACTIONS

19.	RELATED PARTY TRANSACTIONS

No related party balances due to the Company as of December 25, 2021 and June 26, 2021 had any formal contractual agreements regarding payment terms or interest. As of December 25, 2021 and June 26, 2021, other amounts due to related parties was $1,477 and $1,477, respectively, were recorded in the Condensed Consolidated Balance Sheets.

On August 17, 2021, Superhero Acquisition, L.P., in which Tilray is an investor, acquired the majority of the outstanding senior secured convertible notes and warrants held by GGP and GGP no longer held significant influence over the Company and therefore as of September 25, 2021, was not considered a related party under ASC 850,“Related Party Disclosures” (“ASC 850”), however GGP was during the fiscal year ended June 26, 2021. As of August 17, 2021, the Company determined Tilray to be a related party as a result of Tilray having significant influence over the Company. See “Note 11 – Senior Secured Convertible Credit Facility” for a full disclosure of the SPV and A&R 4.

On August 17, 2021, the Company entered an equity investment through private placement led by SPE. In connection with the private placement, the Company appointed Michael Serruya, SPE’s Managing Director, as a member of its board of directors. As of August 17, 2021, the Company determined SPE to be a related party as a result of the private placement and involvement with the Board. See “Note 12 – Shareholders’ Equity” for discussion on the private placement transaction. In November 2021, the Company appointed Mr. Serruya as Chairman of the Board and Interim Chief Executive Officer.

In March 2020, the Company entered into a restructuring plan and retained Sierra Constellation Partners LLC (“SCP”) wherein Tom Lynch of SCP was appointed as Chief Executive Officer and Chairman of the Board and Tim Bossidy of SCP was appointed as Chief Operating Officer. As of December 25, 2021, Mr. Lynch and Mr. Bossidy are no longer with the Company. In December 2020, Reece Fulgham of SCP was appointed as Chief Financial Officer. During the six months ended December 25, 2021, the Company had paid $1,897 in fees to SCP for interim management and restructuring support. During the six months ended December 25, 2021, Mr. Lynch and Mr. Bossidy each received 214,030 stock options and 850,036 restricted stock units.

The Company’s Board of Directors each receive quarterly fees of $200 of which one-third is paid in cash and two-thirds is paid in Class B Subordinate Voting Shares. The Class B Subordinate Voting Shares is recorded as a restricted stock unit until settled.

Medmen Enterprises Inc. [Member]
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

All related party balances due to the Company as of June 26, 2021 and June 27, 2020 did not have any formal contractual agreements regarding payment terms or interest. As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of June 26, 2021, they are not considered related parties under ASC 850, “Related Party Disclosures” (“ASC 850”), however they were during the fiscal year ended June 27, 2020. As of November 2020, Mr. Chris Ganan was no longer a member of the Company’s board of directors and therefore is not considered a related party under ASC 850, as of June 26, 2021, however Mr. Ganan was a related party during the fiscal year ended June 27, 2020. As of June 27, 2020, amounts due from MMOF GP II (“Fund LP II”) and MedMen Opportunity Fund GP, LLC (“Fund LP”) were $1,820,204 and $1,289,513, respectively, were recorded in the Consolidated Balance Sheets. As of June 26, 2021, other amounts due to related parties was $1,476,921. As of June 27, 2020, amounts due to Fund LP II, Fund LP and other related parties were $1,093,896, $1,986,697 and $1,476,221, respectively, were recorded in the Consolidated Balance Sheets.

Pursuant to the Side Letter executed on July 2, 2020 in conjunction with the Fourth Amendment of the Convertible Facility with GGP, Wicklow Capital and GGP had the right to approve director nominees submitted by the Company. The ability to approve the nominees to the Company’s Board of Directors met the definition of control under ASC 850 and accordingly, Wicklow Capital is a related party of the Company. See “Note 18 – Notes Payable” for a disclosure of transaction related to the unsecured convertible facility during the fiscal year ended June 26, 2021.

As of June 26, 2021, the Company determined GGP to be a related party as a result of GGP having significant influence over the Company. See “Note 19 – Senior Secured Convertible Credit Facility” for a full disclosure of transactions and balances related to GGP.

In March 2020, the Company entered into a restructuring plan and retained interim management and advisory firm, Sierra Constellation Partners LLC (“SCP”). As part of the engagement, Tom Lynch was appointed as Interim Chief Executive Officer and Chief Restructuring Officer, and Tim Bossidy was appointed as Interim Chief Operating Officer. Mr. Lynch is a Partner and Senior Managing Director at SCP. Mr. Bossidy is a Director at SCP. In December 2020, Mr. Lynch was elected as Chairman of the Board and Reece Fulgham, a Managing Director at SCP, was appointed as Interim Chief Financial Officer. During the year ended June 26, 2021, the Company had paid $3,113,364 in fees to SCP for interim management and restructuring support. During the year ended June 26, 2021, Mr. Lynch and Mr. Bossidy each received 124,868 stock options.

The Company’s Board of Directors each receive quarterly fees of $200,000 of which one-third is paid in cash and two-thirds is paid in Class B Subordinate Voting Shares. The Class B Subordinate Voting Shares is recorded as a restricted stock unit until settled.